Derivative financial instruments - Carrying and notional amounts of hedges (Details) number in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	$ 7	$ 35
Hedging instrument, liabilities	(14)	(35)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	420	653
Hedging instrument, liabilities	(1,234)	$ (829)
Fair value hedges | Interest rate risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	262
Hedging instrument, liabilities	(445)
Nominal amounts of hedging instruments	24,513
Fair value hedges | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	158
Hedging instrument, liabilities	(789)
Nominal amounts of hedging instruments	16,580
Highly probable forecast capital expenditure | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	5
Hedging instrument, liabilities	(14)
Nominal amounts of hedging instruments	386
Highly probable forecast sales | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	2
Hedging instrument, liabilities	$ 0
Nominal amounts of hedging instruments (in mmBtu)	145